BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
BORROWINGS AND OTHER FINANCING ARRANGEMENTS

11. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Borrowings from banks and other third parties

The Company’s borrowings from banks and other third parties consist of the following:

	At December 31,
	2019	2020
Short-term	$7,173,571	$31,980,868
Long-term, current portion	28,583,380	—
Subtotal	35,756,951	31,980,868
Bond payable	2,503,621	9,034,691
Long-term	3,367,061	—
Total borrowings from bank and other third parties	$41,627,633	$41,015,559

As of December 31, 2019, short-term borrowings of $7,173,571, bond payable of $2,503,621 and long-term borrowings of $31,950,441, including current portion of $28,583,380 were jointly guaranteed by the Company and its subsidiaries.

As of December 31, 2020, short-term borrowings of $31,980,868 and bond payable of $9,034,691 were jointly guaranteed by the Company and its subsidiaries.

The short-term borrowings of $31,980,868 and bond payable of $9,034,691 were also secured by all of the Company’s estate, rights, title and interest and pledged by the shares or ownership interests of the Company and its subsidiaries, accounts receivable and VAT account of the Company and its subsidiaries.

i) Short-term borrowings

Interest rates are fixed for the short-term borrowings as of December 31, 2019 and 2020. The weighted average interest rate of short-term loans in the years ended December 31, 2019 and 2020 were 5.52% and 4.44%. The borrowings are repayable within one year.

Included in short-term borrowings there are two four-year term loans being borrowed by the Company’s Korean subsidiaries in March 2013, totaling Korean Won 35.7 billion ($30.9 million) and expected to be repaid in March 2017. In 2017, the subsidiaries extended the maturity date by three years to March 2020. In March 2020, the subsidiaries have further extended the maturity date by one year to March 2021. The proceeds from these loans were used to finance the Company’s PV plant projects in Romania. The balance of the loan as of December 31, 2020 was Korean Won 28.5 billion ($26.2 million).  In February 2021, the subsidiaries have fully repaid the loans.

Interest rates are fixed for the term loans. The weighted average interest rate of term loans was 5.86%,  4.57% and 4.57% in the years ended December 31, 2018, 2019 and 2020, respectively.

ii) Bond payable

In July 2020, the Company's Luxembourg subsidiary issued a bond to an investor in France for the purpose of financing the Company's PV plant projects in Poland totaling Euro 10.6 million ($13.1 million). The bond has a maturity date in November 2021. The balance of the bond as of December 31, 2020 was Euro 7.4 million ($9.0 million).

Interest rates are fixed for the bond payable. The weighted average interest rate of bond payable in the year ended December 31, 2020 was 5%.

b) Financing associated with failed sale-lease back transactions

In 2019 and 2020, certain subsidiaries of the Company (the “seller-lessee”) sold self-built solar projects (“leased assets”) with carrying amount of $4,008,534 and nil to different domestic financial leasing companies (the “buyer-lessors”) for cash consideration of $2,793,810 and nil, and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights to the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, the seller-lessee is required to make lease payments to the buyer-lessors over the lease period and is entitled to obtain ownership of the equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and built up by the seller-lessee with expected useful life of 25 years and are continuingly maintained by the seller-lessee. The seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, the seller-lessee will keep using the assets and has no plans to sell or for early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the property, plant and equipment (“PPE”) and continue to be depreciated.

As of December 31, 2019 and 2020, the Company recorded $30,036,724 and $27,771,450 under failed sale and lease back liabilities as non-current portion and $5,512,507 and $4,436,040 as the current portion, which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 7.13% and 7.15% and interest costs incurred during the years ended December 31, 2019 and 2020 were $4,415,569 and $3,296,613, respectively. These failed sale-leaseback financings were collateralized by the underlying assets of the solar projects.

c) Finance lease

In 2019 and 2020, the Company leased module, inverter and other materials from different domestic financial leasing companies. Pursuant to the terms of the contracts, the Company is required to make lease payments to the finance lease companies and is entitled to obtain the ownership of this machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights for the future power generation income of the leased assets. The lease is classified as finance lease. As of December 31, 2019, the carrying amount of the assets related to these finance lease contracts is $30,984,311 and is included in PPE that is being depreciated over lives of 25 years. As of December 31, 2020, the carrying amount of the assets related to these finance lease contracts is $33,050,116 and is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. The payable related to these contracts as of December 31, 2019 and 2020 was $20,766,512 and $19,852,094, respectively.

As of December 31, 2019 and 2020, the net values of the leased assets are:

	As of December 31,
	2019	2020

Modules, inverters, and other	$30,984,311	$33,050,116

As of December 31, 2020, future minimum payments required under the finance lease are:

USD
Years ended December 31,
2021	$4,162,109
2022	9,586,294
2023	6,176,618
2024	2,050,922
2025	1,114,699
2026 and later	404,071
Total minimum lease payments	23,494,713
Less: Amount representing interest	(3,642,619)
Present value of net minimum lease payments	19,852,094
Current portion	3,661,015
Non-current portion	$16,191,079

	At December 31,
	2019	2020
Current portion of finance lease	$4,066,696	$3,661,015
Current portion of failed sale and lease back	5,512,507	4,436,040
Total current portion of failed sale-lease back and finance lease	9,579,203	8,097,055

Non-current portion for finance lease	16,699,816	16,191,079
Non-current portion for failed sale and lease back	30,036,724	27,771,450
Total non-current portion of failed sale-lease back and finance lease	$46,736,540	$43,962,529

d) Interest expense

Interest expense incurred for the years ended December 31, 2018, 2019 and 2020 was $11,578,848,  $12,329,336 and $6,464,266 of which $2,874,944,  $3,169,518 and $258,190 has been capitalized in the carrying value of PPE and project assets.